OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets - Reserve of gains and losses on remeasuring available-for-sale financial assets [member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
The Group [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Beginning Balance	£ 92	£ (1,105)
Adjustment on transfer from held-to-maturity portfolio		1,127
Ending Balance	(8)	92
The Group [member] | Income statement transfers [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Disposals	(371)	(431)
The Group [member] | Financial assets available-for-sale, category [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Change in fair value of available-for-sale financial assets	265	328
The Group [member] | Other [member] | Income statement transfers [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Impairment	6	173
The Bank [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Beginning Balance	667	(541)
Adjustment on transfer from held-to-maturity portfolio		1,127
Ending Balance	611	667
The Bank [member] | Income statement transfers [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Disposals	(248)	(339)
The Bank [member] | Financial assets available-for-sale, category [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Change in fair value of available-for-sale financial assets	192	248
The Bank [member] | Other [member] | Income statement transfers [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Impairment		172
Pre-Tax [member] | The Group [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Adjustment on transfer from held-to-maturity portfolio		1,544
Pre-Tax [member] | The Group [member] | Income statement transfers [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Disposals	(464)	(575)
Pre-Tax [member] | The Group [member] | Financial assets available-for-sale, category [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Change in fair value of available-for-sale financial assets	294	356
Pre-Tax [member] | The Group [member] | Other [member] | Income statement transfers [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Impairment	6	173
Pre-Tax [member] | The Bank [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Adjustment on transfer from held-to-maturity portfolio		1,544
Pre-Tax [member] | The Bank [member] | Income statement transfers [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Disposals	(333)	(507)
Pre-Tax [member] | The Bank [member] | Financial assets available-for-sale, category [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Change in fair value of available-for-sale financial assets	231	268
Pre-Tax [member] | The Bank [member] | Other [member] | Income statement transfers [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Impairment		172
Deferred Income Tax Charge [Member] | The Group [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Adjustment on transfer from held-to-maturity portfolio		(417)
Deferred Income Tax Charge [Member] | The Group [member] | Income statement transfers [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Disposals	93	196
Deferred Income Tax Charge [Member] | The Group [member] | Financial assets available-for-sale, category [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Change in fair value of available-for-sale financial assets	(25)	(25)
Deferred Income Tax Charge [Member] | The Bank [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Adjustment on transfer from held-to-maturity portfolio		(417)
Deferred Income Tax Charge [Member] | The Bank [member] | Income statement transfers [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Disposals	85	218
Deferred Income Tax Charge [Member] | The Bank [member] | Financial assets available-for-sale, category [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Change in fair value of available-for-sale financial assets	(39)	(20)
Current Tax [member] | The Group [member] | Income statement transfers [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Disposals		(52)
Current Tax [member] | The Group [member] | Financial assets available-for-sale, category [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Change in fair value of available-for-sale financial assets	£ (4)	(3)
Current Tax [member] | The Bank [member] | Income statement transfers [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Disposals		£ (50)